Equity - Additional Information (Detail) R$ / shares in Units, $ / shares in Units, R$ in Thousands, $ in Thousands															12 Months Ended
	Dec. 16, 2021 BRL (R$)	Dec. 16, 2021 USD ($)	Nov. 17, 2021 BRL (R$)	Nov. 17, 2021 USD ($) $ / shares	Sep. 16, 2021 BRL (R$)	Sep. 16, 2021 USD ($)	Aug. 18, 2021 BRL (R$)	Aug. 18, 2021 USD ($) $ / shares	Feb. 08, 2021 BRL (R$) shares	Feb. 08, 2021 USD ($) $ / shares shares	Jan. 28, 2021 BRL (R$) shares	Jan. 28, 2021 USD ($) $ / shares shares	Aug. 08, 2020 BRL (R$) R$ / shares shares	Mar. 16, 2020 BRL (R$) R$ / shares shares	Dec. 31, 2021 BRL (R$) shares	Dec. 31, 2020 BRL (R$) R$ / shares shares	Dec. 31, 2019 BRL (R$)	Dec. 31, 2021 $ / shares	May 06, 2021 BRL (R$)	Jan. 15, 2021 $ / shares	May 31, 2019 BRL (R$)
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Par value per share | R$ / shares													R$ 1.00	R$ 1.00		R$ 1.00
Capital increase (deacrease)															R$ 1,392,403	R$ (765)	R$ 580
Increase decrease capital													R$ 8,730	R$ 8,685							R$ 8,595
Shares outstanding | shares													45,000	90,000
Payments of dividends															255,963	R$ 176,287	76,226
Treasury shares acquired															52,585		225
Treasury Shares															R$ 52,585
Vinci Partners Investments Ltd [Member]
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Number of shares outstanding | shares															56,913,588
Stock issued during the period shares | shares															15,271,488
Share Repurchase Programme [Member]
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Share repurchase amount paid															R$ 758,011
Ordinary shares [member] | Vinci Partners Investments Ltd [Member]
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Par value per share | $ / shares																				$ 0.00005
Ordinary shares [member] | Share Repurchase Programme [Member]
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Share Repurchase Amount Authorized															85,000				R$ 85,000
Ordinary shares [member] | Reporting year [member]
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Payments of dividends															116,358
Ordinary shares [member] | One year before reporting year [member]
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Payments of dividends															R$ 139,605
Ordinary shares [member] | September first two thousand and twenty one | Half Yearly Dividend [Member]
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Dividends recognised as distributions					R$ 89,487	$ 17,021	R$ 89,487	$ 17,021
Dividends paid, ordinary shares per share | $ / shares								$ 0.30
Ordinary shares [member] | December first two thousand and twenty one | Quarterly Dividend [Member]
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Dividends recognised as distributions	R$ 48,945	$ 9,019	R$ 48,945	$ 9,019
Dividends paid, ordinary shares per share | $ / shares				$ 160
Class A Common Stock [Member] | Ordinary shares [member]
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Number of shares outstanding | shares															42,447,349
Common stock shares number of voting rights															1
Class B Common Stock [Member] | Ordinary shares [member]
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Number of shares outstanding | shares															14,446,239
Common stock shares number of voting rights															10
Class A Ordinary Shares Class B Ordinary Shares And Quotas [Member] | Ordinary shares [member]
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Share exchange ratio																				0.2096
Quotas [Member] | Ordinary shares [member]
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Number of shares outstanding | shares																8,730,000
Class A And Class B Common Stock [Member] | Ordinary shares [member]
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Par value per share | $ / shares																		$ 0.00005
XNCM | Initial Public Offering [Member] | Class A Common Stock [Member] | Ordinary shares [member]
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Stock issued during the period shares | shares									1,398,014	1,398,014	13,873,474	13,873,474
Shares Issued Price Per Share | $ / shares										$ 18.00		$ 18.00
Proceeds from issuing shares									R$ 125,448	$ 28,636	R$ 1,266,926	$ 232,243
Equity attributable to owners of parent [member]
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Capital increase (deacrease)													R$ 45	R$ 90	R$ 1,392,374	R$ 135
Treasury shares acquired															52,585		225
Treasury shares [member]
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Treasury shares acquired															R$ 52,585		R$ 225
Number of shares held in treasury | shares															758,011